CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	¥ 2,228,117	¥ 1,282,562	¥ 439,181
Cost of revenues (including share-based compensation expenses of RMB nil, RMB1,152 and RMB6,420 for the years ended December 31, 2016, 2017 and 2018, respectively)	1,242,889	794,342	257,995
Gross profit	985,228	488,220	181,186
Operating expenses:
Selling expenses (including share-based compensation expenses of RMB991, RMB3,058 and RMB28,848 for the years ended December 31, 2016, 2017 and 2018, respectively)	848,088	444,927	123,370
General and administrative expenses (including share-based compensation expenses of RMB50,272, RMB51,625 and RMB339,689 for the years ended December 31, 2016, 2017 and 2018, respectively)	775,883	362,748	185,496
Total operating expenses	1,623,971	807,675	308,866
Operating loss	(638,743)	(319,455)	(127,680)
Interest expense	51,901	5,556
Interest income	2,826	549	464
Foreign exchange loss	7,621
Loss on changes in fair value of convertible notes, derivative liabilities and warrants	131,748	70,336
Loss on extinguishment of convertible notes	900	0	0
Loss before income taxes	(828,087)	(394,798)	(127,216)
Income tax expenses	5,322	2,436	388
Net loss	(833,409)	(397,234)	(127,604)
Less: Net (loss) income attributable to non-controlling interest | ¥	2	79	(48)
Net loss attributable to ordinary shareholders of Puxin Limited	¥ (833,411)	¥ (397,313)	¥ (127,556)
Net loss per share attributable to ordinary shareholders of Puxin Limited
Basic and diluted | (per share)	¥ (5.78)	¥ (3.98)	¥ (1.29)
Weighted average shares used in calculating basic and diluted net loss per share | shares	144,157,947	99,705,361	98,670,361